Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Investor Class	Aug. 04, 2023 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883